Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,874,000
Previously Paid Amount	0.00
Total Fee Amount	811.20
Total Offset Amount	0.00
Net Fee	811.20
Narrative - Max Aggregate Offering Price	$ 5,874,000
Final Prospectus	true